Income Tax Status (Details) - Metropolitan Commercial Bank 401(k) Plan	12 Months Ended
Dec. 31, 2025
Income Tax Status
Determination letter obtained	true
Determination letter date	Jun. 30, 2020
EBP, Tax Qualification Status [Extensible Enumeration]	us-gaap:QualifiedPlanMember